EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,003.1	$ 1,226.3	$ 1,059.6
Undrawn and committed credit facilities	398.8	323.6	342.5
Non-current liabilities with covenants
Disclosure of detailed information about borrowings [line items]
Borrowings	845.0	776.3	540.5
Other credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0	1.8	4.8
Undrawn and committed credit facilities	398.8
Fixed rate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	328.6	521.0	372.7
Fixed rate borrowings | At fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 321.4	$ 544.8	$ 402.8